Mortgages Payable Footnote Tagging (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2015	Apr. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgages payable				$ 67,822,313	$ 76,032,140
Repayments of Long-term Debt				$ 182,132,712	$ 98,730,000	$ 2,164,000
Eagle Village [Member]
Long-term Debt, Refinanced, Date	Sep. 01, 2018
Glynn Place [Member]
Repayments of Long-term Debt		$ 1,900,000
Arboretum [Member]
Debt Instrument, Interest Rate, Stated Percentage			3.75%
Long-term Debt, Refinanced, Date			Mar. 28, 2017
Minimum | Long-term Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage				2.90%
Debt Instrument, Maturity Date				2017-03
Maximum | Long-term Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage				4.80%
Debt Instrument, Maturity Date				2020-03